Income taxes (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
(Loss) profit before income taxes	R$ (17,733)	R$ (6,192)	R$ 47
Income taxes at the rate of 34%	6,029	2,105	(16)
Permanent adjustments to the income taxes calculation basis
Income taxes on equity in results of investees	(7)	2	12
Thin capitalization	(1,154)	(613)	(360)
Tax effects on gain on the sale of subsidiary Cetrel	144
Reduction of tax loss			(892)
Difference of rate applicable to each country	914	770	1,030
Taxes on dividends distribution		(836)	(455)
International Tax Reform - Pilar Two	(197)
Other permanent adjustments	(48)	(126)	(187)
Effect of income taxes on results of operations	5,681	1,302	(868)
Current income taxes expense	(613)	(191)	(1,004)
Current income tax - Pilar Two	(197)
Deferred income taxes benefit	6,491	1,493	136
Total	R$ 5,681	R$ 1,302	R$ (868)
Effective rate	32.00%	21.00%	1846.80%